Fresh Start Accounting (Tables)	9 Months Ended
Sep. 30, 2019
Reorganizations [Abstract]
Reconciliation of Reorganization Value
The following table reconciles the enterprise value to the estimated reorganization value as of the Effective Date (dollars in thousands):

Enterprise value	$1,373,400
Plus: Fair value of non-interest bearing current liabilities	61,188
Plus: Fair value of non-interest bearing long-term liabilities	26,060
Reorganization value	$1,460,648

Schedule of Fresh-Start Adjustments
The adjustments set forth in the following unaudited condensed consolidated balance sheet as of August 31, 2019 reflect the consummation of the transactions contemplated by the Plan (reflected in the column "Reorganization Adjustments"), transactions recorded to complete the merger with Ascent Capital (reflected in the column "Ascent Capital Merger") as well as fair value adjustments as a result of the adoption of fresh start accounting (reflected in the column "Fresh Start Adjustments"). The explanatory notes highlight methods used to determine fair values or other amounts of the assets and liabilities as well as significant assumptions or inputs (dollars in thousands).

	As of August 31, 2019
	Predecessor Company	Reorganization Adjustments		Ascent Capital Merger		Fresh Start Adjustments		Successor Company
Assets
Current assets:
Cash and cash equivalents	$19,862	3,604	(1)	1,139	(9)	—		24,605
Restricted cash	35	—		—		—		35
Trade receivables, net	11,834	—		—		—		11,834
Prepaid and other current assets	23,825	—		27	(9)	—		23,852
Total current assets	55,556	3,604		1,166		—		60,326
Property and equipment, net	37,143	—		—		3,808	(10)	40,951
Subscriber accounts and deferred contract acquisition costs, net	1,151,322	—		—		(55,936)	(11)	1,095,386
Dealer network and other intangible assets	—	—		—		144,700	(12)	144,700
Goodwill	—	—		—		81,943	(13)	81,943
Deferred income tax asset, net	783	—		—		—		783
Operating lease right-of-use asset	19,222	—		90	(9)	—		19,312
Other assets	17,932	—		—		(685)	(14)	17,247
Total assets	$1,281,958	3,604		1,256		173,830		1,460,648
Liabilities and Stockholder's Equity (Deficit)
Current liabilities:
Accounts payable	$13,713	—		—		—		13,713
Other accrued liabilities	30,571	(1,070)	(2)	241	(9)	4,427	(15)	34,169
Deferred revenue	12,646	—		—		(5,331)	(16)	7,315
Holdback liability	12,516	—		—		(6,525)	(17)	5,991
Current portion of long-term debt	—	8,225	(3)	—		—		8,225
Total current liabilities	69,446	7,155		241		(7,429)		69,413
Non-current liabilities:
Long-term debt	199,000	786,775	(4)	—		—		985,775
Long-term holdback liability	1,817	—		—		—		1,817
Operating lease liabilities	16,055	—		—		—		16,055
Other liabilities	2,175	—		—		6,013	(15)	8,188
Total non-current liabilities	219,047	786,775		—		6,013		1,011,835
Liabilities subject to compromise	1,722,052	(1,722,052)	(5)	—		—		—
Total liabilities	2,010,545	(928,122)		241		(1,416)		1,081,248
Commitments and contingencies
Stockholder's equity (deficit):
Predecessor additional paid-in capital	436,986	(436,986)	(6)	—		—		—
Predecessor accumulated other comprehensive income, net	6,668	—		—		(6,668)	(18)	—
Successor common stock	—	225	(7)	—		—		225
Successor additional paid-in capital	—	379,175	(7)	—		—		379,175
(Accumulated deficit) retained earnings	(1,172,241)	989,312	(8)	1,015	(9)	181,914	(18)	—
Total stockholder's equity (deficit)	(728,587)	931,726		1,015		175,246		379,400
Total liabilities and stockholder's equity (deficit)	$1,281,958	3,604		1,256		173,830		1,460,648

Reorganization adjustments

1. Reflects cash contributions and debt principal and interest payments from the implementation to the Plan as follows (dollars in thousands):

Equity rights offering proceeds from Noteholders	$177,000
Equity rights offering proceeds from Ascent Capital	23,000
Payment of Predecessor Credit Facility principal and interest	(165,619)
Payment of Predecessor DIP Facility principal and interest	(28,570)
Payment of Predecessor Senior Notes principal and interest	(2,207)
Net cash contribution	$3,604

2. Represents payment of Predecessor DIP Facility accrued interest.

3. Represents the Current portion of long-term debt based on the repayment terms of the Successor Takeback Loan Facility.

4. Represents the net increase in Long-term debt as follows (dollars in thousands):

Long-term portion of Successor Takeback Term Loan	$814,275
Payment of Predecessor DIP Facility principal	(27,500)
Net increase in Long-term Debt	$786,775

5. Liabilities subject to compromise immediately prior to the Effective Date consisted of the following (dollars in thousands):

Predecessor Term Loan	$1,072,500
Predecessor Senior Notes	585,000
Predecessor Term Loan accrued interest	15,619
Predecessor Senior Notes accrued interest	48,933
Total Liabilities subject to compromise	$1,722,052

Liabilities subject to compromise have been settled as follows in accordance with the Plan (dollars in thousands):

Liabilities subject to compromise	$1,722,052
Payment of Predecessor Term Loan principal and interest	(165,619)
Payment of Predecessor Senior Notes principal and interest	(2,207)
Issue Successor Takeback Term Loan	(822,500)
Fair value of common stock issued to Predecessor Term Loan and Predecessor Senior Notes holders	(171,989)
Gain on settlement of Liabilities subject to compromise	$559,737

6. Pursuant to the Plan, all equity interests of the Predecessor that were issuable or issued and outstanding immediately prior to the Effective Date were cancelled. The elimination of the carrying value of the cancelled equity interests was recorded as an offset to retained earnings (accumulated deficit).

7. Pursuant to the Plan, the Company issued new common stock through an equity rights offering to the Noteholders, the exchange of Ascent Capital common shares for Monitronics common shares pursuant to the Merger, the partial equitization of the Predecessor Term Loan and the cancellation of the outstanding Predecessor Senior Notes, to the extent each Noteholder elected not to receive cash. See note 2, Emergence from Bankruptcy for further information regarding these transactions. As of the Effective Date, there were 22,500,000 common shares issued and outstanding that have a par value of $0.01 per share.

8. Adjustment made to Retained earnings (accumulated deficit) consisted of the following (dollars in thousands):

Cancellation of Predecessor additional paid-in capital	$436,986
Loss on equity rights offering discount, net	(7,411)
Gain on settlement of Liabilities subject to compromise	559,737
Total adjustment to Retained earnings (accumulated deficit)	$989,312

Ascent Capital Merger

9. Represents the transfer of the Ascent Capital final balances to Monitronics to complete the merger.

Fresh Start Adjustments

10. Reflects the increase in net book value of property and equipment to the estimated fair value as of the Effective Date. The following table summarizes the components of Property and equipment, net as of August 31, 2019, and the fair value as of the Effective Date (dollars in thousands):

	Estimated Useful Life	Successor Company	Predecessor Company
Leasehold improvements	9 years	$353	$771
Computer systems and software	2 to 4 years	39,320	83,238
Furniture and fixtures	5 years	1,278	2,009
		40,951	86,018
Accumulated depreciation		—	(48,875)
Property and equipment, net		$40,951	$37,143

To estimate the fair value of property and equipment, the Company utilized an cost approach by applying the reproduction cost method. The Successor property and equipment will be depreciated using the straight-line method over the estimated useful lives of the assets.

11. Represents the fair value adjustment of the subscriber accounts. The fair value of the subscriber accounts was determined based on the excess earnings method, a derivation of the income approach, that considers cash flows to the subscriber accounts after accounting for a fair return to the other supporting assets of the business. The valuation of the subscriber accounts is based on the projected cash flows to be generated by the existing subscribers as of the Effective Date. The Successor subscriber accounts will be amortized using the 14-year 235% double-declining balance method. The amortization methods were selected to provide an approximate matching of the amortization of the subscriber accounts intangible asset to estimated future subscriber revenues based on the projected lives of individual subscriber contracts.

12. The Company recorded an adjustment to dealer network and other intangible assets as follows (dollars in thousands):

Dealer network	$140,000
Leasehold interest	4,700
Total Dealer network and other intangible assets	$144,700

The fair values of dealer network and other intangible assets were determined as follows:
a. The fair value of the dealer network was determined based on the excess earnings method, a derivation of the income approach, that considers cash flows related to the dealer network after accounting for a fair return to the other supporting assets of the business. The valuation of the dealer network is based on the cash flow, net of purchase price, to be earned from subscribers purchased in the future from the current dealer network. The Successor dealer network will be amortized on a straight-line basis over the estimated useful life of six years.

b. The leasehold interest was valued using an income approach by applying the discount cash flow method based on the contractual lease rate and market lease rates. The Successor leasehold interest will be amortized on a straight-line basis over the remaining life of the lease.

13. The amount recognized for goodwill represents the amount of the reorganization value, after the fresh start accounting adjustments, left over after allocating to the fair value of acquired assets and liabilities.

14. Represents the elimination of the carrying value of dealer assets. The fair value adjustment of these assets is included in the valuation of the dealer network.

15. Represents the fair value adjustment of the bonus purchase price and revenue sharing liabilities based on estimated future cash payments.

16. Represents the fair value adjustment of deferred revenue to remove gross margin costs from the balance sheet.

17. Represents the fair value adjustment of the holdback liability based on estimated future cash payments.

18. Reflects the cumulative impact of the fresh start accounting adjustments discussed above on retained earnings (accumulated deficit) as follows (dollars in thousands):

Property and equipment fair value adjustment	$3,808
Subscriber accounts fair value adjustment	(55,936)
Dealer network and other intangible assets fair value adjustment	144,700
Goodwill	81,943
Other assets and liabilities fair value adjustments	731
Predecessor accumulated other comprehensive income, net	6,668
Net gain on fresh start adjustments	$181,914

Gain on restructuring and reorganization, net

Gain on restructuring and reorganization recognized as a result of the Chapter 11 Cases is presented separately in the accompanying unaudited condensed consolidated statement of operations as follows (dollars in thousands):

	Predecessor Company
	Period from July 1, 2019 through August 31, 2019	Period from January 1, 2019 through August 31, 2019
Gain on settlement of Liabilities subject to compromise (a)	$559,737	559,737
Gain on fresh start adjustments (b)	181,914	181,914
Loss on equity rights offering discount (c)	(8,325)	(8,325)
Restructuring and reorganization expense (d)	(30,502)	(63,604)
Gain on restructuring and reorganization, net	$702,824	669,722

(a)        Gain recognized primarily on Predecessor Senior Notes converted from debt to equity and Predecessor Senior Notes settled at a discount in accordance with the Plan.
(b)        Revaluation of certain assets and liabilities upon the adoption of fresh start accounting.
(c)        In accordance with the Plan, Noteholders that participated in the equity rights offering purchased Monitronics common stock at a discount.
(d)        Legal, financial advisory and other professional costs directly associated with the restructuring and reorganization process.